Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	350,758	370,258	373,143	366,323	370,878
Granted | shares		96,680	1,230	131,730
Released | shares	(700)	(116,180)	(3,495)	(124,910)
Forfeited | shares					(620)
Ending balance | shares	350,058	350,758	370,878	373,143	370,258
Weighted Average Intrinsic Value,Beginning Balance | $	$ 26.68	$ 22.40	$ 22.32	$ 21.67	$ 22.40
Weighted Average Intrinsic Value,Granted | $		39.95	43.61	24.08
Weighted Average Intrinsic Value,Released | $	22.12	24.10	20.85	22.29
Weighted Average Intrinsic Value, Forfeited | $					24.11
Weighted Average Intrinsic Value, Ending Balance | $	$ 26.69	$ 26.68	$ 22.40	$ 22.32	$ 22.40